Commitments and contingencies (Details) - Other Commercial Commitments - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Other Commitments [Line Items]
Total	$ 20.8	$ 49.2
Surety bonds, bank guarantees and performance bonds
Other Commitments [Line Items]
Total	20.8	43.3
Performance guarantee to Opex
Other Commitments [Line Items]
Total	$ 0.0	$ 5.9